Inventories (Tables)	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
Schedule of Inventories

	June 30, 2025	December 31, 2024
Purchased parts	$2,341	$5,463
Finished goods	515	1,205
	$2,856	$6,668